UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21443

Name of Fund: BlackRock Dividend Achievers Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Dividend Achievers Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock Dividend Achievers™ Trust (BDV)
(Percentages shown are based on Net Assets)

Shares		Description	Value
		LONG-TERM INVESTMENTS—99.0%
		Common Stocks—99.0%
		Aerospace & Defense—0.3%
34,300		United Technologies Corp.	$2,502,871
		Automotive—0.8%
142,900		Genuine Parts Co.	6,799,182
		Basic Materials—1.3%
69,300		PPG Industries, Inc.	5,285,511
225,500		RPM Intl., Inc.	5,301,505
		Total Basic Materials	10,587,016
		Consumer Products—14.0%
492,700		Altria Group, Inc.	32,749,769
97,700		Anheuser-Busch Cos., Inc.	4,764,829
481,900		Coca-Cola Co. (The)	25,111,809
108,200		Home Depot, Inc.	4,021,794
186,200		Kimberly-Clark Corp.	12,525,674
310,160		Kraft Foods, Inc.	10,157,740
158,100		La-Z-Boy, Inc.	1,582,581
172,500		McDonald's Corp.	8,257,575
72,000		Procter & Gamble Co.	4,453,920
48,300		Stanley Works (The)	2,672,439
154,000		Universal Corp.	8,502,340
29,000		VF Corp.	2,487,910
		Total Consumer Products	117,288,380
		Energy—14.8%
120,000		Atmos Energy Corp.	3,368,400
582,900		Chevron Corp.	49,698,054
357,500		Consolidated Edison, Inc.	15,615,600
160,300		Exxon Mobil Corp.	13,646,339
168,492		Integrys Energy Group, Inc.	8,338,669
93,200		National Fuel Gas Co.	4,040,220
199,700		Pinnacle West Capital Corp.	7,484,756
339,300		Progress Energy, Inc.	14,813,838
168,600		Vectren Corp.	4,209,942
67,600		WGL Holdings, Inc.	2,023,944
		Total Energy	123,239,762
		Financial Institutions—38.4%
75,000		Allstate Corp. (The)	3,986,250
135,600		Arthur J. Gallagher & Co.	3,739,848
803,600		Bank of America Corp.	38,106,712
429,600		BB&T Corp.	16,075,632
766,300		Citigroup, Inc.	35,686,591
281,400		Comerica, Inc.	14,818,524
346,000		Fifth Third Bancorp	12,763,940
151,400		First Commonwealth Financial Corp.	1,435,272
52,600		FirstMerit Corp.	964,158
123,500		FNB Corp.	1,853,735
41,200		Franklin Resources, Inc.	5,247,644
272,400		Freddie Mac	15,600,348
561,100		KeyCorp	19,464,559
99,500		Lincoln National Corp.	6,001,840
82,800		Mercury General Corp.	4,287,384
783,800		National City Corp.	23,035,882
104,200		SunTrust Banks, Inc.	8,158,860
138,000		T. Rowe Price Group, Inc.	7,193,940
992,100		U.S. Bancorp	29,713,395
90,174		Valley National Bancorp	1,908,984
92,000		Washington Federal, Inc.	2,072,760
863,700		Washington Mutual, Inc.	32,414,661
1,064,000		Wells Fargo & Co.	35,931,280
		Total Financial Institutions	320,462,199
		Health Care—11.1%
174,100		Abbott Laboratories	8,825,129
315,400		Eli Lilly & Co.	17,059,986
257,500		Johnson & Johnson	15,578,750
308,200		Merck & Co., Inc.	15,302,130
1,529,500		Pfizer, Inc.	35,958,545
		Total Health Care	92,724,540
		Industrials—7.3%
67,800		3M Co.	6,028,776
154,100		Briggs & Stratton Corp.	4,370,276
33,300		Caterpillar, Inc.	2,624,040
99,000		Emerson Electric Co.	4,659,930
1,122,500		General Electric Co.	43,508,100
		Total Industrials	61,191,122
		Real Estate Investment Trusts—3.6%
69,100		General Growth Properties, Inc.	3,315,418
184,400		Health Care Property Investors, Inc.	5,023,056
55,000		Healthcare Realty Trust, Inc.	1,277,100
90,000		Home Properties, Inc.	4,167,000
94,000		Lexington Realty Trust	1,773,780
102,000		Liberty Property Trust	3,826,020
89,200		National Retail Properties, Inc.	1,932,072
85,900		Realty Income Corp.	2,016,073
58,300		Sun Communities, Inc.	1,586,926
167,400		United Dominion Realty Trust, Inc.	3,865,266
57,800		Universal Health Realty Income Trust	1,690,650
		Total Real Estate Investment Trusts	30,473,361
		Technology—2.2%
50,100		Intl. Business Machines Corp.	5,543,565
118,125		Linear Technology Corp.	4,211,156
184,000		Pitney Bowes, Inc.	8,482,400
		Total Technology	18,237,121
		Telecommunications—5.2%
1,114,500		AT&T, Inc.	43,643,820
		Total Common Stocks (cost $737,109,893)	827,149,374
		MONEY MARKET FUND—0.9%
7,260,924	[1]	Fidelity Institutional Money Market Prime Portfolio, 4.99% (cost $7,260,924)	7,260,924
Total Investments — 99.9% (cost $744,370,8172)			$834,410,298
Other assets in excess of liabilities—0.1%			810,752
Net Assets—100.0%			$835,221,050

__________
[1]	Represents current yield as of July 31, 2007.

[2]

Cost for federal income tax purposes is $743,427,698. The net unrealized appreciation on a tax basis is $90,982,600, consisting of $124,301,356 gross unrealized appreciation and $33,318,756 gross unrealized depreciation.

For Trust compliance purposes, the Trust's sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Item 2 – Controls and Procedures

2	(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2	(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Dividend Achievers Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock Dividend Achievers Trust

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock Dividend Achievers Trust

Date: September 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock Dividend Achievers Trust

Date: September 20, 2007